Accounts receivable (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	R$ (59,803,273)	R$ (42,900,983)
Expected credit losses	284,620	585,443	R$ 985,614
Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	(130,662)	(361,780)	(521,929)
Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	(117,883)	(185,404)	(451,285)
Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Expected credit losses	(36,075)	(38,259)	R$ (12,400)
Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(3,152,794)	(1,943,355)
Expected credit losses	(284,620)	585,443
Credit Receivables | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(12,607)	(47,957)
Expected credit losses	(130,663)	361,780
Credit Receivables | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(660,113)	(578,092)
Expected credit losses	(117,883)	185,404
Credit Receivables | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(2,480,074)	(1,317,306)
Expected credit losses	(36,074)	38,259
Maturity [Member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(3,437,414)	(2,528,798)
Maturity [Member] | Credit Receivables | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(143,270)	(409,737)
Maturity [Member] | Credit Receivables | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(777,996)	(763,496)
Maturity [Member] | Credit Receivables | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(2,516,148)	(1,355,565)
Not later than one month [member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(21,753,323)	(16,823,103)
Not later than one month [member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(372,926)	(276,740)
Not later than one month [member] | Credit Receivables | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,025)	(3,611)
Not later than one month [member] | Credit Receivables | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(300,225)	(233,190)
Not later than one month [member] | Credit Receivables | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(71,676)	(39,939)
Due within 31 to 120 days [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(22,136,842)	(14,658,671)
Due within 31 to 120 days [Member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(407,564)	(275,943)
Due within 31 to 120 days [Member] | Credit Receivables | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(3,221)	(6,518)
Due within 31 to 120 days [Member] | Credit Receivables | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(178,304)	(143,967)
Due within 31 to 120 days [Member] | Credit Receivables | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(226,039)	(125,458)
Due within 121 to 180 days [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(6,617,991)	(5,022,732)
Due within 121 to 180 days [Member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(250,817)	(162,656)
Due within 121 to 180 days [Member] | Credit Receivables | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,219)	(1,063)
Due within 121 to 180 days [Member] | Credit Receivables | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(108,802)	(86,614)
Due within 121 to 180 days [Member] | Credit Receivables | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(140,796)	(74,979)
Later than six months and not later than one year [member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(7,132,708)	(5,173,286)
Later than six months and not later than one year [member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(442,243)	(255,505)
Later than six months and not later than one year [member] | Credit Receivables | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(4,808)	(1,481)
Later than six months and not later than one year [member] | Credit Receivables | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(60,163)	(46,120)
Later than six months and not later than one year [member] | Credit Receivables | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(377,272)	(207,902)
Later than one year [member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(2,174,735)	(1,143,779)
Later than one year [member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,691,570)	(893,099)
Later than one year [member] | Credit Receivables | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(9,002)	(1,672)
Later than one year [member] | Credit Receivables | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(3,733)	(6,061)
Later than one year [member] | Credit Receivables | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(1,678,835)	(885,366)
Current [member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(272,294)	(664,855)
Current [member] | Credit Receivables
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(272,294)	(664,855)
Current [member] | Credit Receivables | Loans member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(123,995)	(395,392)
Current [member] | Credit Receivables | Credit card receivables member [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	(126,769)	(247,542)
Current [member] | Credit Receivables | Payroll loans and other [Member]
Disclosure Of Trade Accounts And Notes Receivables [Line Items]
Trade and other receivables	R$ (21,530)	R$ (21,921)